                                LAUDUS TRUST

              LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
          LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
           LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
                 LAUDUS ROSENBERG U.S. DISCOVERY FUND
           LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
               LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
          LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
               LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
              LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
               LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
                 (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                    SUPPLEMENT DATED APRIL 29, 2005
                  TO THE PROSPECTUS DATED JULY 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FUNDS' PROSPECTUS (THE "PROSPECTUS"), AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

NOTICE THAT THE LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND IS OPEN FOR INVESTMENT AND OF TEMPORARY WAIVER OF ADVISORY FEE

The Prospectus is hereby amended and supplemented to reflect the fact that the Laudus Rosenberg U.S. Large Capitalization Value Fund will commence operations on May 2, 2005 and will be open for investment beginning on that date. In addition, the Prospectus is hereby amended and supplemented to reflect that the Fund's investment adviser, Charles Schwab Investment Management, Inc., will voluntarily waive its investment advisory fee and pay other ordinary expenses of the Fund, excluding distribution and shareholder servicing and subtransfer agency fees, through at least October, 2005. Accordingly, the expense table on page 31 of the Prospectus is deleted and replaced with the following:

                                          Institutional           Investor
Management Fees(1)                         0.75%                   0.75%
Distribution and Shareholder Service
   (12b-1) Fees                            None                    0.25%
Other Expenses(2)                          4.05%                   4.20%
Total Annual Fund Operating Expenses       4.80%                   5.20%
Fee Waiver and/or Expense
   Reimbursement(3)                       (3.81%)                 (3.81%)
Net Expenses                               0.99%                   1.39%

(1) CSIM has agreed to voluntarily waive these fees through at least October
2005.

(2) Because the Laudus Rosenberg U.S. Large Capitalization Value Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year. CSIM has voluntarily agreed to pay ordinary expenses, excluding distribution and shareholder servicing and subtransfer agency fees, through at least October, 2005.

(3) Reflects CSIM's contractual undertaking in the Expense Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. CSIM may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by a Fund to CSIM to the extent that the repayment will not cause such Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

AMENDMENT TO INVESTMENT MINIMUMS

The Board of Trustees of the Laudus Trust has approved changes to the minimum amounts that must initially be invested in a Fund in order to make a purchase, as well as to the minimum investment requirements for subsequent purchases. These changes will be effective May 2, 2005. The Prospectus is hereby amended and supplemented to reflect those changes as follows:

The chart and following text that appear in the section entitled "MULTIPLE CLASSES" on page 44 are hereby deleted and replaced with the following:

                                                                                      ANNUAL
                                                                                      DISTRIBUTION
                                                                                      AND
                           MINIMUM FUND            SUBSEQUENT       ANNUAL            SHAREHOLDER
NAME OF CLASS              INVESTMENT*             INVESTMENT*      SERVICE FEE       SERVICE FEE
-------------              ------------            ----------       -----------       ------------
Institutional              $50,000                 None             None              None
Adviser                    $100,000                $1,000           0.25%             None
Investor                   $2,500 ($1,000 for      None             None              0.25%
                           IRAs and educational
                           accounts)

---------------
* Certain exceptions apply. See "Institutional Shares" and "Investor Shares" below.

Please note that shareholder organizations (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

                              *     *     *

The sub-section titled "Institutional Shares" on page 44 is hereby deleted and replaced with the following:

    INSTITUTIONAL SHARES
    Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Institutional Shares, an investor must make an initial investment of at least $50,000 in the particular Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. It also intends to waive the minimum investment for its employees, for the spouses, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust, CSIM or AXA Rosenberg and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

                              *     *     *

The sub-section titled "Investor Shares" on page 45 is hereby deleted and replaced with the following:

    INVESTOR SHARES
    Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund, except that the minimum investment is $1,000 for individual retirement accounts and educational savings accounts. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with a Fund to offer shares to their clients as part of various asset allocation programs. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of the Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% on an annual basis of the average daily net assets of that class. In addition, as described below, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see "Management of the Trust-Distributor").

                              *     *     *

The first paragraph of the sub-section titled "Other Purchase Information" on page 47 is hereby deleted and replaced with the following:

    An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account or an account at a broker or other financial intermediary and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program by making a minimum initial investment that satisfies the minimum investment amount for Investor Shares and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. Financial intermediaries may establish different minimum subsequent transaction amounts. You should contact the Trust or your Shareholder Organization for more information about the Laudus Funds Automatic Investment Program.

CHANGE IN INVESTMENT STRATEGY OF THE LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect modifications to the Fund's investment strategy. The Fund's investment strategy had been modified to reflect the fact that, effective June 1, 2005, the Fund's portfolio will be invested in securities in Japan. Accordingly, the first two paragraphs of the Fund's "Principal Investment Strategies" section on page 23 are hereby deleted and replaced with the following:

    The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that AXA Rosenberg has identified as undervalued and short positions in stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world from time to time. The Fund's global portfolio is constructed by combining various underlying regionally-focused long/short strategies, including strategies that focus on the U.S., Europe and Japan regions. However, the Fund typically invests only in securities identified by AXA Rosenberg's stock selection models as being overvalued or undervalued and, accordingly, the Fund may emphasize U.S. or only certain foreign markets at any particular time.

    The Fund's portfolio also reflects a combination of underlying long/short strategies that are focused on issuers in particular capitalization ranges or focus on a particular investing style - a value long/short strategy, a large/mid capitalization long/short strategy and a growth long/short strategy. The value long/short strategy, like the Laudus Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The large/mid capitalization long/short strategy, like the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The growth long/short strategy takes long positions in growth stocks AXA Rosenberg has identified as undervalued and short positions in growth stocks it has identified as overvalued.

CHANGE IN THE BENCHMARK INDEX FOR THE LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

The Board of Trustees of the Laudus Trust has approved a change in the benchmark index for the Laudus Rosenberg International Small Capitalization Fund that will enhance the Fund's ability to implement its principal investment strategy of investing primarily in equity securities of smaller companies that are traded principally in markets outside the United States. Effective May, 2005, the Fund's benchmark index will be the S&P/Citigroup World ex-U.S. Extended Market Index. Accordingly, the Prospectus is hereby amended by deleting the Fund's "Investment
Objective" section on page 15 and replacing it with the following:

    INVESTMENT OBJECTIVE
    The Fund seeks a return (capital appreciation and current income) greater than that of the S&P/Citigroup World ex-U.S. Extended Market Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

In addition, the first paragraph of the Fund's "Principal Investment Strategies" section on page 15 and footnote thereto are hereby deleted and replaced with the following:

    PRINCIPAL INVESTMENT STRATEGIES
    The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P/Citigroup World ex-U.S. Extended Market Index which, as of June 30, 2004, included companies with market capitalizations between $1 million and $15 billion.* The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in the S&P/Citigroup World ex-U.S. Extended Market Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of International Small Capitalization Companies.

    * The S&P/Citigroup World ex-U.S. Extended Market Index includes 25 developed countries: Austria, Australia, Belgium/Luxembourg, Canada, Denmark, Finland, France, Greece, Germany, Hong Kong, Iceland, Ireland, Italy, Japan, Netherlands, Norway, New Zealand, Portugal, Singapore, South Korea, Spain, Slovenia, Sweden, Switzerland, and the United Kingdom.

Finally, the Fund's "Performance Table" on page 17 is hereby deleted and replaced with the following:

    PERFORMANCE TABLE
    This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

    AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                SINCE INCEPTION      SINCE INCEPTION
                                                                OF INSTITUTIONAL     OF INVESTOR
                                     PAST ONE     PAST FIVE     SHARES               SHARES
                                     YEAR         YEARS         (9/23/96)            (10/29/96)

Institutional Shares*
     Return Before Taxes             32.04%       13.06%        9.54%                   -
     Return After Taxes
        on Distributions             30.69%       11.30%        8.22%                   -
     Return After Taxes
        on Distributions and
        Sale of Fund Shares          21.36%       10.21%        7.48%                   -
Investor Shares                      31.74%       12.75%          -                  9.30%
S&P/Citigroup World ex-U.S.
   Extended Market Index**           28.74%        6.76%        7.13%                7.15%
Nomura Global Small Cap
   World ex-U.S. Index***            32.06%       10.18%        6.65%                6.76%

     * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     ** Reflects no deduction for fees, expenses or taxes. The S&P/Citigroup World ex-U.S. Extended Market Index is the benchmark for the Laudus Rosenberg International Small Capitalization Fund. It is a global equity index of non-U.S. small- and mid-cap companies. The Index includes 25 developed countries: Austria, Australia, Belgium/Luxembourg, Canada, Denmark, Finland, France, Greece, Germany, Hong Kong, Iceland, Ireland, Italy, Japan, Netherlands, Norway, New Zealand, Portugal, Singapore, South Korea, Spain, Slovenia, Sweden, Switzerland, and the United Kingdom.

                                    ***

     Prior to May 2, 2005, the benchmark for the Fund was the Nomura Global Small Cap World ex-U.S. Index. The change in the Fund's benchmark was made to enhance the Fund's ability to implement its investment strategy of investing in International Small Capitalization Companies.

    ADDITION OF DISCLOSURE ON REVENUE-SHARING

    The Prospectus is hereby amended and supplemented to include new disclosure about revenue-sharing agreements that the Funds' investment adviser may enter into with certain financial intermediaries.
    Accordingly, on page 50 at the end of the section entitled
    "Distributions," the following language is added:

        CSIM may pay certain Shareholder Organizations for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, CSIM may pay certain Shareholder Organizations for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by the Funds or their shareholders and may be substantial.

                          -------------------------

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE